Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses		$ 799,535	$ 18,620	$ 1,008,041
Loss from operations		(799,535)		(1,008,041)
Other income (expense)
Change in fair value of derivative warrant liabilities		(2,841,130)		(3,753,970)
Financing costs - derivative warrant liabilities		0		(1,111,480)
Unrealized gain on investments held in Trust Account		34,940		43,775
Total other income (expense)		(2,806,190)		(4,821,675)
Net loss		(3,605,725)	$ (18,620)	(5,829,716)
Basic and diluted weighted average shares outstanding	[1],[2]		21,250,000
Basic and diluted net loss per ordinary share			$ 0.00
Class A Ordinary Shares
Other income (expense)
Unrealized gain on investments held in Trust Account		$ 34,940		$ 43,775
Basic and diluted weighted average shares outstanding		97,746,081		97,746,566
Basic and diluted net loss per ordinary share
Class B Ordinary Shares
Other income (expense)
Net loss		$ (3,605,725)		$ (5,829,716)
Basic and diluted weighted average shares outstanding		24,437,500		23,099,102
Basic and diluted net loss per ordinary share		$ (0.16)		$ (0.25)

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.